Derivative financial instruments and market risks - Disclosure of Actual or Potential Effects of Netting Arrangements (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative financial assets
Disclosure of Offsetting of Financial Assets and Liabilities [line items]
Gross carrying amounts before offset	€ 225	€ 183	€ 196
Gross amounts offset (in accordance with IAS 32)	0	0	0
Net amounts as reported in the balance sheet	225	183	196
Net exposure	136	102	129
Derivative financial assets | Effects of other netting arrangements not fulfilling the IAS 32 criteria for offsetting
Disclosure of Offsetting of Financial Assets and Liabilities [line items]
Fair value of financial collateral	0
Financial instruments	(89)	(81)	(67)
Derivative financial liabilities
Disclosure of Offsetting of Financial Assets and Liabilities [line items]
Gross carrying amounts before offset	(99)	(97)	(74)
Gross amounts offset (in accordance with IAS 32)	0	0	0
Net amounts as reported in the balance sheet	(99)	(97)	(74)
Net exposure	(10)	(16)	(7)
Derivative financial liabilities | Effects of other netting arrangements not fulfilling the IAS 32 criteria for offsetting
Disclosure of Offsetting of Financial Assets and Liabilities [line items]
Fair value of financial collateral	0
Financial instruments	€ 89	€ 81	€ 67